Sources Of Revenue (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	$ 6,006,560,000	$ 5,508,758,000
Medicare ESRD program
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	2,582,988,000	2,468,783,000
Private/alternative payors
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	2,608,736,000	2,336,037,000
Medicaid and other government sources
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	317,420,000	264,900,000
Hospitals
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	$ 497,416,000	$ 439,038,000